Exhibit 99.1

Independent Accountants’ Agreed-Upon Procedures Report

Sallie Mae Bank (the “Bank”)
SMB Education Funding, LLC
Barclays Capital Inc.
BofA Securities, Inc.
Goldman Sachs & Co. LLC
J.P. Morgan Securities LLC
(together, the “Specified Parties”)

Re: SMB Private Education Loan Trust 2025-A – Data File Procedures:
We have performed the procedures described below on the specified attributes in an electronic data file entitled “SMB_2025-A_External_Unmasked.xlsx” provided by the Bank on March 26, 2025 (the “Data File”) containing information on 34,046 student loans (the “Student Loans”) as of March 25, 2025 (the “Cutoff Date”), which we were informed are intended to be included as collateral in the offering by SMB Private Education Loan Trust 2025-A. The Bank is responsible for the specified attributes identified by the Bank in the Data File.
The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.
The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.
Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:
•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The terms “ATLAS System,” “ENCORE System,” and “FDR System” mean the Bank’s servicing systems.
•	The term “Sources” means the following information provided by the Bank:
–	Branch Categorization Screen within the ATLAS System;

–
Promissory Note, Final Disclosure correspondence, Counter Offer Modification Notification, Agreement to Increase the Total Loan Amount, SSN card correspondence, Loan Summary and Credit Bureau Report within the ENCORE System; and,

–
#BS Screen, #BS1 Screen, #BS3 Screen, #BS5 Screen, #CDS Screen, #CIS Screen, #CP2 Screen, #CPH Screen, #CPO Screen, #CSS Screen, #CU3 CIM Screen, #ED2 Screen, #EDH Screen, #HDI Screen, #NM CC Screen, #NM CR Screen, #NPO Screen and #NM SA2 Screen within the FDR System.

The Sources were represented by the Bank to be copies of the original Sources or electronic records contained within the respective system.  We make no representation regarding the validity or accuracy of these documents or the execution of these documents by the borrower.
•	The term “Instructions” means the instructions provided by the Bank pertaining to a procedure, attribute, or methodology, as described in Exhibit B.
•	The term “Provided Information” means the Sources and Instructions.
The procedures we were instructed by the Bank to perform and the associated findings are as follows:
A.
We randomly selected a sample of Student Loans from the Data File, utilizing a confidence level of 95.0%, an expected error rate of 3.0%, and a maximum estimated error occurrence rate (the upper error limit) for each of the attributes not to exceed 5.0%, as instructed by the Bank. The selection criteria resulted in a sample of 360 Student Loans (the “Selected Student Loans”). A listing of the Selected Student Loans is attached hereto as Exhibit A.

B.
For each Selected Student Loan, we compared or recomputed the specified attributes in the Data File listed below in the Attributes column to or using the corresponding information included in the Sources, utilizing the Instructions, as applicable, listed in the Sources / Instructions column. The Specified Parties indicated that the absence of any of the information in the Sources or the inability to agree the indicated information from the Data File to the Sources for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Sources are listed in the order of priority.

Attributes	Sources / Instructions

Social Security Number	Promissory Note, Final Disclosure correspondence, Counter Offer Modification Notification, Agreement to Increase the Total Loan Amount, SSN card correspondence, Credit Bureau Report, and Instructions.

Signature(s) on the Promissory Note	Promissory Note and Instructions. We performed no procedures to assess compliance with regard to any signatory requirements or confirm the authenticity of the signature(s).

Disbursement Year	“1ST ACTIVE DATE” field on #BS5 Screen

Original Principal Balance	(i)	“TLDSBAMT” field in the “OTHER” option on #HDI Screen,
	(ii)	sum of “LOAN DISBURSEMENT” amounts on #CSS Screen,
	(iii)	“FINANCIAL INSTITUTION” field on #NM CC Screen, and
	(iv)	Instructions

Attributes	Sources / Instructions

Current Principal Balance	(i)	“TOTAL ACCOUNT BALANCE” field or sum of “ACCOUNT BALANCE” field in the “CYCLE DATE” field on #CSS Screen, and total of all “ACCRUED INTEREST” amounts on #CSS Screen,
	(ii)	“EFF-DT” field on #CPH Screen,
	(iii)	total of all “LOAN DISBURSEMENT” amounts, all “FORBEARANCE PAYMENT” amounts, and all “PAYMENT REVERSAL” amounts on #CDS Screen,
	(iv)	accrued interest recomputed using “INT_RT” field on #EDH Screen, “CAP” field on #EDH Screen, “DATE” field on #EDH Screen, “CAP INT” field on #ED2 Screen, “CASH ADB 1 & 2” field and “MRCH ADB 1&2” field on #ED2 Screen,
	(v)	"CUR BAL" field on #BS Screen, and
	(vi)	Instructions
Loan Type	“#14” field on #NM CC Screen

Loan Status	“MISC FIELD 2” field on #BS3 Screen and “CURR LOAN STAT” field on #EDH Screen, or notation of status change on #CIS Screen, and Instructions

Current Status End Date	(i)	“CURR LOAN STAT,” “CURR:GRAD/SEP DT,” “RPMT BEGIN DT,” “MATURITY DT” fields on #EDH Screen,
	(ii)	“CYCLE DATE,” “DRAW PERIOD END DATE” fields on #CSS Screen,
	(iii)	“METHOD OVERRIDE END DATE” in “RULS MIN PAY (CP PO RM)” field on #NPO Screen,
	(iv)	notation of status change on #CIS Screen or #EDH Screen, and
	(v)	Instructions
Remaining Term	(i)	“CURR LOAN STAT” field on #EDH Screen,
	(ii)	“MISC FIELD 2” field on #BS3 Screen,
	(iii)	“#9” field on #NM CC Screen,
	(iv)	“CYCLE DATE” field on #CSS Screen,
	(v)	“MATURITY DT” field on #EDH Screen,
	(vi)	“METHOD OVERRIDE END DATE” in “RULS MIN PAY (CP PO RM)” field on #NPO Screen,
	(vii)	“DUE DATE” field on #CSS Screen, and
	(viii)	Instructions

Attributes	Sources / Instructions

Repayment Schedule Type	(i)	“MISC FIELD 2” field on #BS3 Screen,

	(ii)	“CYCLE DATE” field on #CSS Screen,

	(iii)	“RPMT BEGIN DT” and “CURR LOAN STAT” fields on #EDH Screen, and

	(iv)	Instructions

Interest Rate	(i)	“INT RT” field, “INT 1%” field, “INT 2%” field on #EDH Screen,

	(ii)	“DAYS1” field on #ED2 Screen,

	(iii)	“CYCLE DATE” field on #CSS Screen,

	(iv)	“PER DAY INTEREST” field on #CPO Screen,

	(v)	“ACCOUNT BALANCE” field on #CSS Screen,

	(vi)	“VAR CASH SET1” field on #CP2 Screen,

	(vii)	“ANNUAL INTEREST RATE CASH ADVANCE” field on #NM SA2 Screen,

	(viii)	“DDD_RATE” field on #HDI Screen, and

	(ix)	Instructions

School Code	“MISC FIELD 5” field on #BS3 Screen or the last number group in the “ID #” field on #CU3 CIM Screen

School Types 1 and 2 (School Type and Title IV)	“PROGRAM CATEGORY,” “FOR PROFIT/NON-PROFIT,” “PEPS TITLE IV” and “SOURCE OF CATEGORIZATION” fields on Branch Categorization Screen, and Instructions

State of Residence	#BS1 Screen or documentation of change that affects the state of residence on #CIS Screen

Recent FICO	“CREDIT BUREAU SCORE” and “DATE CB SCORE GENERATED” fields on #NM CR Screen

Original FICO	“EDS SCR01” or “EDS SCR02” fields within the “FICO INFO” tab on #HDI Screen

The information regarding the Selected Student Loans was found to be in agreement with the respective information contained in the Sources. Based on the results of the procedures performed, there is a 95.0% confidence level that the maximum estimated error occurrence rate for each of the attributes across the entire population of 34,046 Student Loans does not exceed 5.0%. Because we are not engaged to express a conclusion, we do not offer a conclusion based on the application of a sampling technique.
We were engaged by the Bank to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.
We are required to be independent of the Bank and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.
The procedures performed were applied based on the information included in the Data File, and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Bank, (ii) the physical existence of the Student Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.
The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Student Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Student Loans being securitized, (iii) the compliance of the originator of the Student Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Student Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).
The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.
This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.
/s/ KPMG LLP
Irvine, California
April 17, 2025

Exhibit A
The Selected Student Loans

Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number
1	2025A001	51	2025A051	101	2025A101	151	2025A151
2	2025A002	52	2025A052	102	2025A102	152	2025A152
3	2025A003	53	2025A053	103	2025A103	153	2025A153
4	2025A004	54	2025A054	104	2025A104	154	2025A154
5	2025A005	55	2025A055	105	2025A105	155	2025A155
6	2025A006	56	2025A056	106	2025A106	156	2025A156
7	2025A007	57	2025A057	107	2025A107	157	2025A157
8	2025A008	58	2025A058	108	2025A108	158	2025A158
9	2025A009	59	2025A059	109	2025A109	159	2025A159
10	2025A010	60	2025A060	110	2025A110	160	2025A160
11	2025A011	61	2025A061	111	2025A111	161	2025A161
12	2025A012	62	2025A062	112	2025A112	162	2025A162
13	2025A013	63	2025A063	113	2025A113	163	2025A163
14	2025A014	64	2025A064	114	2025A114	164	2025A164
15	2025A015	65	2025A065	115	2025A115	165	2025A165
16	2025A016	66	2025A066	116	2025A116	166	2025A166
17	2025A017	67	2025A067	117	2025A117	167	2025A167
18	2025A018	68	2025A068	118	2025A118	168	2025A168
19	2025A019	69	2025A069	119	2025A119	169	2025A169
20	2025A020	70	2025A070	120	2025A120	170	2025A170
21	2025A021	71	2025A071	121	2025A121	171	2025A171
22	2025A022	72	2025A072	122	2025A122	172	2025A172
23	2025A023	73	2025A073	123	2025A123	173	2025A173
24	2025A024	74	2025A074	124	2025A124	174	2025A174
25	2025A025	75	2025A075	125	2025A125	175	2025A175
26	2025A026	76	2025A076	126	2025A126	176	2025A176
27	2025A027	77	2025A077	127	2025A127	177	2025A177
28	2025A028	78	2025A078	128	2025A128	178	2025A178
29	2025A029	79	2025A079	129	2025A129	179	2025A179
30	2025A030	80	2025A080	130	2025A130	180	2025A180
31	2025A031	81	2025A081	131	2025A131	181	2025A181
32	2025A032	82	2025A082	132	2025A132	182	2025A182
33	2025A033	83	2025A083	133	2025A133	183	2025A183
34	2025A034	84	2025A084	134	2025A134	184	2025A184
35	2025A035	85	2025A085	135	2025A135	185	2025A185
36	2025A036	86	2025A086	136	2025A136	186	2025A186
37	2025A037	87	2025A087	137	2025A137	187	2025A187
38	2025A038	88	2025A088	138	2025A138	188	2025A188
39	2025A039	89	2025A089	139	2025A139	189	2025A189
40	2025A040	90	2025A090	140	2025A140	190	2025A190
41	2025A041	91	2025A091	141	2025A141	191	2025A191
42	2025A042	92	2025A092	142	2025A142	192	2025A192
43	2025A043	93	2025A093	143	2025A143	193	2025A193
44	2025A044	94	2025A094	144	2025A144	194	2025A194
45	2025A045	95	2025A095	145	2025A145	195	2025A195
46	2025A046	96	2025A096	146	2025A146	196	2025A196
47	2025A047	97	2025A097	147	2025A147	197	2025A197
48	2025A048	98	2025A098	148	2025A148	198	2025A198
49	2025A049	99	2025A099	149	2025A149	199	2025A199
50	2025A050	100	2025A100	150	2025A150	200	2025A200

Exhibit A
The Selected Student Loans (Cont.)
Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number
201	2025A201	242	2025A242	283	2025A283	324	2025A324
202	2025A202	243	2025A243	284	2025A284	325	2025A325
203	2025A203	244	2025A244	285	2025A285	326	2025A326
204	2025A204	245	2025A245	286	2025A286	327	2025A327
205	2025A205	246	2025A246	287	2025A287	328	2025A328
206	2025A206	247	2025A247	288	2025A288	329	2025A329
207	2025A207	248	2025A248	289	2025A289	330	2025A330
208	2025A208	249	2025A249	290	2025A290	331	2025A331
209	2025A209	250	2025A250	291	2025A291	332	2025A332
210	2025A210	251	2025A251	292	2025A292	333	2025A333
211	2025A211	252	2025A252	293	2025A293	334	2025A334
212	2025A212	253	2025A253	294	2025A294	335	2025A335
213	2025A213	254	2025A254	295	2025A295	336	2025A336
214	2025A214	255	2025A255	296	2025A296	337	2025A337
215	2025A215	256	2025A256	297	2025A297	338	2025A338
216	2025A216	257	2025A257	298	2025A298	339	2025A339
217	2025A217	258	2025A258	299	2025A299	340	2025A340
218	2025A218	259	2025A259	300	2025A300	341	2025A341
219	2025A219	260	2025A260	301	2025A301	342	2025A342
220	2025A220	261	2025A261	302	2025A302	343	2025A343
221	2025A221	262	2025A262	303	2025A303	344	2025A344
222	2025A222	263	2025A263	304	2025A304	345	2025A345
223	2025A223	264	2025A264	305	2025A305	346	2025A346
224	2025A224	265	2025A265	306	2025A306	347	2025A347
225	2025A225	266	2025A266	307	2025A307	348	2025A348
226	2025A226	267	2025A267	308	2025A308	349	2025A349
227	2025A227	268	2025A268	309	2025A309	350	2025A350
228	2025A228	269	2025A269	310	2025A310	351	2025A351
229	2025A229	270	2025A270	311	2025A311	352	2025A352
230	2025A230	271	2025A271	312	2025A312	353	2025A353
231	2025A231	272	2025A272	313	2025A313	354	2025A354
232	2025A232	273	2025A273	314	2025A314	355	2025A355
233	2025A233	274	2025A274	315	2025A315	356	2025A356
234	2025A234	275	2025A275	316	2025A316	357	2025A357
235	2025A235	276	2025A276	317	2025A317	358	2025A358
236	2025A236	277	2025A277	318	2025A318	359	2025A359
237	2025A237	278	2025A278	319	2025A319	360	2025A360
238	2025A238	279	2025A278	320	2025A320
239	2025A239	280	2025A280	321	2025A321
240	2025A240	281	2025A281	322	2025A322
241	2025A241	282	2025A282	323	2025A323

Note: The Bank has assigned a unique Student Loan number to each Student Loan in the Data File. The Student Loan Numbers referred to in this Exhibit are not the actual Student Loan Number.

Exhibit B
Instructions

Attribute	Instructions
Social Security Number and Signature(s) on the Promissory Note
a) Compare the Social Security Number in the “Borrower SSN” field in the Data File to the Social Security Number on the Promissory Note,
b) Compare the Original Principal Balance in the “Total Disbursement Amount” field in the Data File to the Loan Amount on the Promissory Note, and
c) Observe Signature(s) on the Promissory Note.
In the event, the Loan Amount listed on the Promissory Note either was not listed or was lower than the Original Principal Balance indicated in the Data File, locate the Final Disclosure correspondence, the Counter Offer Modification Notification, or the Agreement to Increase the Total Loan Amount within the ENCORE System, for which the Application ID matched the Application ID on the Promissory Note signed by either the borrowers or coborrowers.
In the event, the Social Security Number contained on the Promissory Note did not agree to the “Borrower SSN” field in the Data File, locate the SSN card correspondence or the Credit Bureau Report, for which the SSN matched the SSN in the Data File.
In the event the Promissory Note for a Selected Student Loan was not available, the Bank instructed us to not perform procedures to compare the Social Security Number and Signature(s) on the Promissory Note. The Promissory Note was available for all Selected Student Loans.

Original Principal Balance
Compare the Original Principal Balance in the “Total Disbursement Amount” field in the Data File to the amount displayed in the “TLDSBAMT” field in the “OTHER” option on the #HDI Screen. In the event the Original Principal Balance in the Data File did not agree, compare as follows:
a) For Selected Student Loans originated after July 2013, compare to the sum of all “LOAN DISBURSMENT” amounts displayed on the #CSS Screen, or
b) For Selected Student Loans originated in or prior to July 2013, compare to the amount displayed in the “FINANCIAL INSTITUTION” field on the #NM CC Screen.

Attribute	Instructions
Current Principal Balance
Compare the Current Principal Balance in the “Outstanding Principal Amount” field in the Data File to the “ACCOUNT BALANCE” field on the #CSS Screen, or the "CUR BAL" field on the #BS Screen. In the event the information did not agree, recompute the Current Principal Balance (the “Recomputed Current Principal Balance”) as follows:
a) Read the date in the “EFF-DT” field on the #CPH Screen to identify if there was (i) a payment made after the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen and one day following the Cutoff Date or (ii) any “PAYMENT REVERSAL” amounts on the #CDS Screen;
1) If a payment was made based on procedure (a), recompute accrued interest as the product of (i) the “INT_RT” field on the #EDH Screen, (ii) “ACCOUNT BALANCE” field on the #CSS Screen, and (iii) a fraction, the numerator of which is the difference in the number of days between the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen, and the effective date of the transaction indicated in the “EFF-DT” field on the #CPH Screen minus one, and a denominator of 365 or 366 (i.e., the total number of days in the given calendar year of the payment made per a (i)); and,
2) In case of a (i), add the recomputed accrued interest from procedure (1), as applicable, to the “TOTAL ACCOUNT BALANCE” field as of the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen (which represents the “ACCOUNT BALANCE” plus the interest accrued between the “ACCOUNT BALANCE” date and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen), and subtract the payment amount stated in the “AMOUNT-PAID” field on the #CPH Screen, as applicable, from the result.
In case of a (ii), minus the recomputed accrued interest from procedure (1), as applicable, from the “PAYMENT REVERSAL” amounts on the #CDS Screen to arrive at the principal portion of the amount, and subtract the result from the “ACCOUNT BALANCE” field on the #CSS Screen.

b) In the event the Recomputed Current Principal Balance calculated in step (a) did not agree, compare the “Outstanding Principal Amount” field in the Data File to the sum of (i) the “ACCOUNT BALANCE” field on the #CSS Screen and (ii) the total of all “LOAN DISBURSEMENT” amounts on the #CDS Screen;
c) In the event the Recomputed Current Principal Balance calculated in step (b) did not agree, compare the “Outstanding Principal Amount” field in the Data File to the difference of (i) the “TOTAL ACCOUNT BALANCE” field on the #CSS Screen and (ii) the total of all “FORBEARANCE PAYMENT” amounts on the #CDS Screen;
d) In the event the Recomputed Current Principal Balance calculated in step (c) did not agree, if the “CAP” field on the #EDH Screen indicated “C” and the “DATE” field on the #EDH Screen indicated a date equal to the most recent cycle date, compare the “Outstanding Principal Amount” field in the Data File to the sum of (i) the “ACCOUNT BALANCE” field on the #CSS Screen and (ii) the “CAP INT” field on the #ED2 Screen;
e) In the event the Recomputed Current Principal Balance calculated in step (d) did not agree, compare the “Outstanding Principal Amount” field in the Data File to the sum of (i) the total of all “PAYMENT REVERSAL” amounts on the #CDS Screen and (ii) the sum of (1) the “TOTAL ACCOUNT BALANCE” field on the #CSS Screen minus (2) the total of all “ACCRUED INTEREST” amounts on the #CSS Screen minus (3) the “CAP INT” field on the #ED2 Screen, where the “CAP” field on the #EDH Screen indicated “R” and the “DATE” field on the #EDH Screen indicated a date within four (4) months of the Cutoff Date;
f) In the event the Recomputed Current Principal Balance calculated in step (e) did not agree, compare the “Outstanding Principal Amount” field in the Data File to the sum of the ending balances in the “CASH ADB 1&2” field and the “MRCH ADB 1&2” field on the #ED2 Screen; or,
g) In the event the Recomputed Current Principal Balance calculated in step (f) did not agree, recompute the “Current Principal Balance” as follows:
1) Recompute accrued interest as the product of (i) the “INT_RT” field on the #EDH Screen, (ii) “ACCOUNT BALANCE” field on the #CSS Screen, and (iii) a fraction, the numerator of which is the difference in the number of days between the most recent payment date and prior payment date indicated on the #CSS Screen, and a denominator of 365 or 366 (i.e., the total number of days in the calendar year of the most recent payment date per g (1)(iii));
2) Subtract the Unpaid Interest & Fees stated in the Loan Summary from the payment amount stated in the “AMOUNT-PAID” field on the #CPH Screen;
3) Subtract the recomputed accrued interest from procedure (1) from the remaining payment amount, if any; and,
4) Subtract any remaining payment amount from the account balance stated in the “ACCOUNT BALANCE” field on the #CSS Screen.

Loan Status
Compare Loan Status in the “Payment Loan Status” field in the Data File as follows:
a) If the repayment type contained in the “MISC FIELD 2” field on the #BS3 Screen indicated “SOIOP” or “PPIOP” (indicating Interest Only) or “F0025” or “FX025” (indicating Fixed Payment) or blank, and the “CURR LOAN STAT” field on the #EDH Screen did not indicate “DMIP,” “GRPM” or “F***,” the Loan Status was “In-Repayment”;
b) If the “CURR LOAN STAT” field on the #EDH Screen System indicated “SSP*” or “SSG*,” the Loan Status was “In-Repayment”; or,
c) Compare to the status contained in the “CURR LOAN STAT” field on the #EDH Screen.
In the event the Loan Status did not agree, identify a notation of status change on the #CIS Screen. If the status changed after the Cutoff Date, and the notation of the previous draw period on #CIS Screen was (1) before the Cutoff Date, the Loan Status was “GRCE” as of the Cutoff Date; or (2) after the Cutoff Date, the Loan Status was “SCHL” as of the Cutoff Date.

Attribute	Instructions
Current Status End Date
Recompute the Current Status End Date (the “Recomputed Current Status End Date”) as follows:
a) If the “CURR LOAN STAT” field on the #EDH Screen was “SCHL,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “CURR: GRAD/SEP DT” field on the #EDH Screen;
b) If the “CURR LOAN STAT” field on the #EDH Screen was “GRCE,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “RPMT BEGIN DT” field on the #EDH Screen, or the date 6 months after the “DRAW PERIOD END DATE” field on the #CSS Screen;
c) If the “CURR LOAN STAT” field on the #EDH Screen was “GRPM,” “DINT,” “DSCH,” “F***”, “SSPA,” or “SSGR,”
1) If the Start Date of the Method Override on the #EDH Screen was before the Cutoff Date, recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen on or after the “METHOD OVERRIDE END DATE” indicated in the “RULS MIN PAY (CP PO RM)” field on the #NPO Screen;
2) If the Start Date of the Method Override on the #EDH Screen was after the Cutoff Date, recompute the Current Status End Date as the first cycle date after the Cutoff Date;
d) If the “CURR LOAN STAT” field on the #EDH Screen was “RPMT,” “D***” (except “DINT” and “DSCH”), or “SSP*” (except “SSPA”), recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “MATURITY DT” field on the #EDH Screen; or,
e) In the event the recomputed Current Status End Date calculated in procedures (a), (b), (c), or (d) did not agree to the “Current Borrower Status End Date” field in the Data File, calculate the Recomputed Current Status End Date as follows:
1) Identify a notation of status change that affected the loan status after the Cutoff Date (i.e., retro Forbearance) on the #CIS Screen and recompute the Current Status End Date as the first cycle date after the loan status “End Date” indicated on the #CIS Screen.
2) If a notation of status change that affects the loan status after the Cutoff date was not available, the “STAT” field on the #EDH Screen indicated “SSGR” and the “TYPE” field on the #EDH Screen indicated “FB,” recompute the Current Status End Date as the first cycle date after the Cutoff Date.

Attribute	Instructions
Remaining Term
Compare Remaining Term to the “Total Repayment Term” field in the Data File or recompute Remaining Term (“Recomputed Remaining Term”) as follows:
a) If the “CURR LOAN STAT” field on the #EDH Screen indicated “In-School” or “In-Grace” and the “MISC FIELD 2” field on the #BS3 Screen indicated “Deferred Loan,” compare to the value in the “#9” field on the #NM CC Screen;
b) If the “CURR LOAN STAT” field on the #EDH Screen started with a “D” or “F,” recompute as the difference in months[1] between the next cycle date indicated in the “CYCLE DATE” field on the #CSS Screen and the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen following the maturity date indicated in the “MATURITY DT” field on the #EDH Screen;
c) Otherwise,
1) recompute as the difference in months[1] between the current cycle date indicated in the “CYCLE DATE” field on the #CSS Screen and the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen following the maturity date indicated in the “MATURITY DT” field on the #EDH Screen;
2) If the Cutoff Date is after the current due date indicated in the “DUE DATE” field on the #CSS Screen, minus 1 from the result from step (c1) above.
In the event  the “CURR LOAN STAT” field on the #EDH Screen started with a “D” and the “MISC FIELD 2” field on the #BS3 Screen was “SOIOP,” “PPIOP,” “F0025,” or “FX025,” adding to the result from step (a), (b), or (c) above to the difference in months[1] between the current cycle date indicated in the “CYCLE DATE” field on the #CSS Screen and the “METHOD OVERRIDE END DATE” indicated in the “RULS MIN PAY (CP PO RM)” field on the #NPO Screen.

Repayment Schedule Type
Compare the Repayment Schedule Type in the “Repayment Schedule Code” field in the Data File as follows:
a) If the “MISC FIELD 2” field on the #BS3 Screen was “D0000” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” field on the #EDH Screen was after the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen was blank and the “CURR LOAN STAT” field on the #EDH Screen was “GRPM,” “DMIP,” or “F***” (but not “FORP”), or the “MISC FIELD 2” field on the #BS3 Screen was “D0000” and the “CURR LOAN STAT” field on the #EDH Screen was “DSCH” or “DINT,” the Repayment Schedule Type was “N;”
b) If the “MISC FIELD 2” field on the #BS3 Screen was “D0000” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was on or before the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen was “F0025” or “FX025” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was on or before the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen was blank, “SOIOP,” or “PPIOP” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was on or before the Cutoff Date, the Repayment Schedule Type was “V;”
c) If the “MISC FIELD 2” field on the #BS3 Screen was “F0025” or “FX025” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was after the Cutoff Date, the Repayment Schedule Type was “W;”
d) If the “MISC FIELD 2” field on the #BS3 Screen was blank, “SOIOP,” or “PPIOP” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was after the Cutoff Date, the Repayment Schedule Type was “Z;”
e) If the “MISC FIELD 2” field on the #BS3 Screen was blank, “SOIOP,” or “PPIOP” and the “CURR LOAN STAT” field on the #EDH Screen was “DSCH” or “DINT,” the Repayment Schedule Type was “D;”
f) If the “MISC FIELD 2” field on the #BS3 Screen was “F0025” or “FX025” and the “CURR LOAN STAT” field on the #EDH Screen was “DSCH” or “DINT,” the Repayment Schedule Type was “E;”
g) If the “MISC FIELD 2” field on the #BS3 Screen was blank and the “CURR LOAN STAT” field on the #EDH Screen was “SSGR,” the Repayment Schedule Type was “T;” or,
h) If the “MISC FIELD 2” field on the #BS3 Screen was blank and the “CURR LOAN STAT” field on the #EDH Screen was “SS**” (but not “SSGR”), the Repayment Schedule Type was the last character of the “CURR LOAN STAT” field on the #EDH Screen.

1 Calculated by dividing the difference in days by the average number of days in a month (i.e., 30.4375) rounded to the nearest whole number.

Attribute	Instructions
Interest Rate
Compare the Interest Rate in the “Net Interest Rate” field in the Data File to the “INT RT” field on the #EDH Screen.
In the event the Interest Rate did not agree, recompute Interest Rate (“Recomputed Interest Rate”) as follows:
a) Add the number of days found in the “DAYS 1” field on the #ED2 Screen to the first day of the loan’s cycle date as of the Cutoff Date indicated in the “CYCLE DATE” field on the #CSS Screen;
b) If the Cutoff Date was within the range between the loan’s cycle date and the date resulting from step (a), compare the Interest Rate in the “Net Interest Rate” field in the Data File to the “INT 1%” field on the #ED2 Screen;
c) If the Cutoff Date was after the date resulting from step (a), compare the Interest Rate in the “Net Interest Rate” field in the Data File to the “INT 2%” field on the #ED2 Screen;
d) In the event the Interest Rate calculated in step (b) or (c) did not agree, recompute the Interest Rate as follows:
1) divide the interest amount in the “PER DAY INTEREST” field on the #CPO Screen by the amount in the “ACCOUNT BALANCE” field on the #CSS Screen and multiply by 10;
2) add 0.0000099 and truncate to five decimals;
3) multiply by 365 or 366 (i.e., the total number of days in the calendar year of the Cutoff Date), and,
4) round the value to the nearest 0.125 percent;
e) In the event the Interest Rate calculated in step (d) did not agree, recompute the Interest Rate by adding (i) the amount in the “VAR CASH SET1” field on the #CP2 Screen to (ii) the amount in the “ANNUAL INTEREST RATE CASH ADVANCE” field on the #NM SA2 Screen; or,
f) In the event the Interest Rate calculated in step (e) did not agree, recompute the Interest Rate by subtracting the borrower benefits in the “DDD_RATE” field in the DDDBENEFIT section on the #HDI screen from the “INT RT” field on the #EDH Screen.

School Type 1 (School Type) and School Type 2 (Title IV)
Input the School Code in the “Current School ID” field in the Data File into the ATLAS System in order to access the corresponding school information contained on the Branch Categorization Screen. In addition, consider School Types 1 and 2 as follows:
a) If the “PROGRAM CATEGORY” field on the Branch Categorization Screen was “4” or “H” and the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” the School Type 1 was “4 year;”
b) If the “PROGRAM CATEGORY” field on the Branch Categorization Screen was “2” and the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” the School Type 1 was “2 year;”
c) If the “PROGRAM CATEGORY” field on the Branch Categorization Screen was “T” and the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” the School Type 1 was “Trade School;”
d) If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “For Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “Yes,” the School Type 2 was “Title IV – For Profit;”
e) If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “For Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “No” or “Blank,” the School Type 2 was “Non-Title IV – For Profit;”
f) If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “Non-Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “Yes,” the School Type 2 was “Title IV – Not For Profit;” or,
g) If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “Non-Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “No” or “Blank,” the School Type 2 was “Non-Title IV – Not For Profit;”
Compare the School Types 1 and 2 (School Type and Title IV) in the “School Type” field and “School Title IV Eligibility Code” field in the Data File, respectively, to the corresponding information derived based on the instructions above.